UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010 Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bob Peck
Title:		Senior Managing Member
Phone:		415-284-8515
Signature,		Place,				and Date of Signing:
Bob Peck		San Francisco, California	November 12, 2010
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		19
Form 13F Information Table Value Total:		511,460
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

                                                          VALUE  SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP     (x$1000) PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE     SHARED  NONE
ARCH CAP GROUP LTD         ORD                G0450A105  82,555  985,147   SH           SOLE              985,147
ARCH CAP GROUP LTD         ORD                G0450A905  41,037  489,700   SH  CALL     SOLE              489,700
DOMINOS PIZZA INC          COM                25754A201  26,220  1,983,366 SH           SOLE              1,983,366
EXXON MOBIL CORP           COM                30231G902  46,960  760,000   SH  CALL     SOLE              760,000
GRUPO TELEVISA SA DE CV    SP ADR REP ORD     40049J206  29,491  1,558,700 SH           SOLE              1,558,700
HOME DEPOT INC             COM                437076102   4,011  126,613   SH           SOLE              126,613
HOME DEPOT INC             COM                437076902   2,534  80,000    SH  CALL     SOLE              80,000
LIBERTY MEDIA CORP NEW     LIB STAR COM A     53071M708   3,290  50,715    SH           SOLE              50,715
LIBERTY MEDIA CORP NEW     CAP COM SER A      53071M302  46,055  884,644   SH           SOLE              884,644
LIBERTY MEDIA CORP NEW     INT COM SER A      53071M104  25,048  1,826,982 SH           SOLE              1,826,982
LOWES COS INC              COM                548661107  10,503  471,200   SH           SOLE              471,200
MOHAWK INDS INC            COM                608190104  16,855  316,234   SH           SOLE              316,234
MOHAWK INDS INC            COM                608190904   1,604  30,100    SH  CALL     SOLE              30,100
SANDRIDGE ENERGY INC       COM                80007P307   2,517  443,049   SH           SOLE              443,049
SCHWAB CHARLES CORP NEW    COM                808513105  16,530  1,189,223 SH           SOLE              1,189,223
SEALY CORP                 SR SECD 3RD 8%     812139400  38,535  538,953   SH           SOLE              538,953
THERAVANCE INC             COM                88338T104  12,424  618,129   SH           SOLE              618,129
VIASAT INC                 COM                92552V100  43,411  1,055,963 SH           SOLE              1,055,963
WAL MART STORES INC        COM                931142903  61,880  1,156,200 SH  CALL     SOLE              1,156,200
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